CONSOLIDATED STATEMENTS OF PROFIT AND LOSS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONTINUED OPERATIONS
NET OPERATING REVENUE	R$ 29,080,513	R$ 29,042,129	R$ 26,214,853
OPERATING EXPENSES
Energy purchased for resale	(2,400,358)	(2,162,318)	(1,559,533)
Charges on use of the electricity grid	(2,500,315)	(1,593,223)	(1,482,125)
Fuel for produce electricity	(2,092,135)	(2,107,161)	(1,184,948)
Construction	(966,443)	(915,117)	(1,310,457)
Personnel, supplies and services	(6,979,388)	(8,278,287)	(7,804,361)
Depreciation	(1,771,642)	(1,707,138)	(1,607,273)
Amortization	(91,227)	(100,291)	(94,716)
Donations and contributions	(167,408)	(156,166)	(137,802)
Operating charges (reversals), net	(7,373,551)	(2,005,808)	6,495,463
Others	(2,029,129)	(1,415,834)	(1,166,254)
OPERATING EXPENSES	(26,371,596)	(20,441,343)	(9,852,006)
Effect of Periodic Tariff Review	4,228,338
OPERATING PROFIT BEFORE FINANCIAL RESULT	6,937,255	8,600,786	16,362,847
Financial Revenue
Income from interest, commissions and fees	863,828	876,212	2,642,607
Income from financial investments	972,602	763,016	686,179
Additional interest on energy	341,672	252,112	248,407
Monetary adjustment gain	1,161,004	1,205,941	699,871
Exchange variation gain	5,115,712	2,662,259	4,150,664
Gains on derivatives	332,017		20,366
Other financial income	343,688	532,054	629,676
FINANCIAL EXPENSES
Debt charges	(2,853,532)	(3,247,747)	(2,680,884)
Leasing charges	(367,234)	(340,819)	(308,770)
Charges on shareholder resources	(81,766)	(271,130)	(270,533)
Monetary adjustment loss	(877,628)	(788,982)	(800,789)
Exchange variation loss	(5,659,849)	(2,627,251)	(4,364,256)
Losses on derivatives		(56,613)	(63,378)
Other financial expenses	(962,160)	(1,407,838)	(1,036,628)
Financial result	(1,671,646)	(2,448,786)	(447,468)
PROFIT BEFORE RESULTS OF EQUITY, INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	5,265,609	6,152,000	15,915,379
RESULTS OF EQUITY METHOD INVESTMENTS	1,670,903	1,041,071	1,304,023
OTHER REVENUE AND EXPENDITURE	16,134	24,715
PROFIT BEFORE TAXES AND SOCIAL CONTRIBUTIONS	6,952,646	7,217,786	17,219,402
Current income tax and social contribution	(2,418,461)	(2,664,975)	(3,141,578)
Deferred income and social contribution taxes	1,853,128	3,295,634	578,644
Tax expense (income), continuing operations	565,333	(630,659)	2,562,934
NET INCOME FOR YEAR OF CONTINUING OPERATIONS	6,387,313	7,848,445	14,656,468
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	6,338,688	7,910,061	14,447,584
AMOUNT ATTRIBUTED TO NON-CONTROLLING SHAREHOLDERS	48,625	(61,617)	208,883
DISCONTINUED OPERATION
NET INCOME (LOSS) FOR YEAR OF DISCONTINUED OPERATIONS		3,284,975	(99,223)
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY		3,284,975	18,955
AMOUNT ATTRIBUTED TO NON-CONTROLLING SHAREHOLDERS			(118,178)
Net Income for the Year	6,387,313	11,133,420	14,557,245
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	6,338,688	11,195,036	14,466,539
AMOUNT ATTRIBUTED TO NON-CONTROLLING INTERESTS	48,625	(61,617)	90,705
Common shares
FINANCIAL EXPENSES
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	R$ 5,097,535	6,234,543	11,610,864
DISCONTINUED OPERATION
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY		R$ 2,589,148	R$ 14,940
EARNINGS PER SHARE
Profit basic per share (in R$ per share)	R$ 4.06	R$ 8.12	R$ 10.70
Profit diluted per share (in R$ per share)	4.00	6.96	10.40
Continued Operation
Profit basic per share (in R$ per share)	4.06	5.73	10.69
Profit diluted per share (in R$ per share)	4.00	4.92	10.38
Preferred shares
EARNINGS PER SHARE
Profit basic per share (in R$ per share)	4.47	8.93	10.71
Profit diluted per share (in R$ per share)	4.40	7.65	11.44
Continued Operation
Profit basic per share (in R$ per share)	4.47	6.31	10.69
Profit diluted per share (in R$ per share)	R$ 4.40	R$ 5.40	R$ 11.42